Leases - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	$ 80,084	$ 73,917
Long Term Lease liability	158,289	104,734
Lease Liabilities	238,373	178,651
Aircraft [member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	74,906	70,061
Long Term Lease liability	135,609	86,167
Real Estate [Member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	5,178	3,856
Long Term Lease liability	$ 22,680	$ 18,567